Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2014
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes (in thousands):

	March 31, 2014
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$38	$-	$38
Foreign exchange forward contracts
designated as hedging instruments	24	-	24

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,539)	-	(1,539)
Earn-out obligation	-	(21,530)	(21,530)
	$(1,477)	$(21,530)	$(23,007)

	December 31, 2013
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	301	-	301
Foreign exchange forward contracts
designated as hedging instruments	153	-	153

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,543)	-	(1,543)
Earn-out obligations	-	(29,025)	(29,025)
	$545	$(29,025)	$(28,480)